STOCKHOLDERS' DEFICIT (Details Narrative 1) - USD ($)															3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 16, 2017	Jan. 02, 2017	Nov. 01, 2016	Oct. 02, 2016	Sep. 29, 2016	Sep. 22, 2016	Sep. 21, 2016	Sep. 20, 2016	Aug. 24, 2016	Apr. 05, 2016	Jan. 15, 2016	Aug. 20, 2015	Jan. 08, 2015	Jan. 05, 2015	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Mar. 26, 2013	Dec. 10, 2012	Mar. 22, 2012	Aug. 03, 2006
Common stock authorized previously															180,000,000		180,000,000	180,000,000
Common stock authorized															500,000,000		500,000,000	500,000,000	500,000,000
Description of reverse stock-split							1-for-200	1-for-200	1-for-200								Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.	Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.
Common and preferred stock authorized															515,000,000		515,000,000	515,000,000
Blank-check preferred stock authorized															15,000,000		15,000,000	15,000,000
Blank-check preferred stock par value (in dollars per share)															$ 0.001		$ 0.001	$ 0.001
Common stock issued							200	200							2,528,061		2,528,061	1,941,061	512,405
Common stock outstanding							200	200							2,528,061		2,528,061	1,941,061	512,405
Number of options outstanding															348,095	325,095	348,095	223,120	71,183	62,120
Number of options exercised
Common stock exercise price (in dollars per share)															$ 34.72	$ 36.74	$ 34.72	$ 50.98	$ 150.00	$ 168.00
Number of stock options granted															23,000	102,000		152,250	10,000
Number of shares															348,095		348,095	223,120
Total unrecognized stock-based compensation																		$ 104,400
Intrinsic value of award granted booked as prepaid expenses																	$ 350,000
Amortization of prepaid expenses																	$ 490,000
Minimum [Member]
Description of reverse stock-split																	1-for-10		1-for-10
Maximum [Member]
Description of reverse stock-split																	1-for-200		1-for-200
Consulting Agreement [Member] | Dian Griesel International [Member]
Aggregate intrinsic value of awarded shares											$ 6,900
Monthly professional fees											5,000
Consulting Agreement [Member] | Dian Griesel International [Member]
Aggregate intrinsic value of awarded shares											$ 6,900
Number of shares issued upon services											1,500
Three-Month Long Consulting Engagement With Dr. Eric Warner [Member]
Number of stock options granted													250,000
Monthly professional fees														$ 30,000
Stock Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)										$ 5.10
Aggregate intrinsic value of awarded shares										$ 70,100
Mr. George Carpenter & Mr. Paul Buck [Member]
Weighted exercise price of awarded shares (in dollars per share)										$ 5.10
Aggregate intrinsic value of awarded shares										$ 51,000
Description of vesting rights										50% vested on the date of grant and the remaining 50% vest pro rata over twelve months starting on the date of grant.
Intrinsic value of award granted booked as prepaid expenses										$ 25,500								12,700
Amortization of prepaid expenses																		$ 12,800
Mr. Paul Buck [Member]
Number of awarded shares										5,000
Staff Members [Member]
Weighted exercise price of awarded shares (in dollars per share)				$ 6.00
Number of stock options granted				102,000
Description of vesting rights				Vest pro-rata over 12 months starting on the date of grant.
Other Directors [Member] | Stock Compensation Plan [Member]
Number of awarded shares										1,250
Mr. Robin L. Smith [Member] | Stock Compensation Plan [Member]
Number of awarded shares										5,000
Geoffrey E. Harris [Member] | Stock Compensation Plan [Member]
Number of awarded shares										2,500
Mr. George Carpenter [Member]
Number of awarded shares										5,000
Management [Member] | Options [Member] | $0.055 [Member]
Number of awarded shares												1,250
Common stock exercise price (in dollars per share)												$ 11.00
Number of shares												8,750
Expiration period												36 months
2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)															$ 8.94		$ 8.94
Aggregate intrinsic value of awarded shares					$ 840,000	$ 720,000
Number of shares reserved for future issuance																		135,354
Number of options outstanding															345,896		345,896	220,896
Common stock exercise price (in dollars per share)						$ 6.00							$ 50.00
Number of options authorized			500,000			500,000				200,000											75,000	27,500	1,667
Number of stock options granted		50,000											1,250
Description of vesting rights													The option vesting is contingent upon the achievement of agreed upon goals.
Number of shares															345,896		345,896
Description of plan terms

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 75,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1 of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan;

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan.

Intrinsic value of award granted booked as prepaid expenses																		$ 770,000
Amortization of prepaid expenses																		$ 70,000
2012 Omnibus Incentive Compensation Plan [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)															$ 5.10		$ 5.10
2012 Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)															$ 600		$ 600
2012 Omnibus Incentive Compensation Plan [Member] | Restricted Stock [Member]
Number of shares reserved for future issuance															60,354		60,354
Number of equity instruments other than options outstanding															143,750		143,750	143,750
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Thomas Tierney (Tierney Family Trust) [Member]
Weighted exercise price of awarded shares (in dollars per share)					$ 6.00
Number of awarded shares					20,000
Aggregate intrinsic value of awarded shares					$ 120,000
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Paul Buck [Member]
Number of awarded shares						32,000
Description of vesting rights

(a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon up-listing to an exchange in 1 year.

2012 Omnibus Incentive Compensation Plan [Member] | Staff Members [Member]
Number of awarded shares										1,000
Issuance date										Nov. 01, 2016
Common stock exercise price (in dollars per share)	$ 7.25			$ 6.00						$ 5.10
Number of stock options granted	5,000			102,000						7,250
Description of vesting rights	Options vest pro-rata over 36 months starting on the date of grant.			Options vest pro-rata over 12 months starting on the date of grant.						These shares vest pro-rata over 12 months starting on the date of grant.
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Robin L. Smith [Member]
Number of awarded shares						40,000
Description of vesting rights

(a) 20% vested on the date of grant, (b) 20% vested upon receiving CMS approval to bill Medicare, (c) 20% will vest upon signing a healthcare system to use our PEER technology, (d) 20% will vest upon signing a multi-practitioner group to use our PEER technology, and (e) 20% will vest upon up-listing to an exchange in 1 year.

2012 Omnibus Incentive Compensation Plan [Member] | Mr. Robin L. Smith [Member] | Restricted Stock [Member]
Weighted exercise price of awarded shares (in dollars per share)												$ 11.00
Number of awarded shares												3,750
Aggregate intrinsic value of awarded shares												$ 41,300
Issuance date												Oct. 30, 2015
2012 Omnibus Incentive Compensation Plan [Member] | Geoffrey E. Harris [Member]
Weighted exercise price of awarded shares (in dollars per share)						$ 6.00
Number of awarded shares						20,000
2012 Omnibus Incentive Compensation Plan [Member] | Mr. George Carpenter [Member]
Number of awarded shares						32,000
Description of vesting rights

a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon signing a multi-practitioner group to use our PEER technology.

2012 Omnibus Incentive Compensation Plan [Member] | John Pappajohn [Member]
Weighted exercise price of awarded shares (in dollars per share)						$ 6.00
Number of awarded shares						20,000
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Michal Votruba [Member]
Weighted exercise price of awarded shares (in dollars per share)						$ 6.00
Number of awarded shares						20,000
2012 Omnibus Incentive Compensation Plan [Member] | Robert Follman (Follman Family Trust) [Member]
Weighted exercise price of awarded shares (in dollars per share)						$ 6.00
Number of awarded shares						20,000
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Andrew H. Sassine [Member]
Number of awarded shares						20,000
2012 Omnibus Incentive Compensation Plan [Member] | Mr. Zachary McAdoo [Member]
Number of awarded shares						20,000
2006 Stock Incentive Plan [Member]
Number of shares reserved for future issuance																								3,339
Number of options outstanding															2,199		2,199	2,224
Number of options exercised																		355
Number of shares expired																	754	729
Number of shares															2,199		2,199
2006 Stock Incentive Plan [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)																								$ 720
Number of options authorized																								2,400
2006 Stock Incentive Plan [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)																								$ 6,540
Number of options authorized																								6,540
2006 Stock Incentive Plan [Member] | Restricted Stock [Member]
Number of equity instruments other than options outstanding																		31